SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 113,825	$ 117,063	$ 211,944	$ 217,746
Short-term investments denominated in RMB	94,721	129,619
Direct loans provided to a related party	0	2,631
Cash and cash equivalents | Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents denominated in RMB	103,235	109,895
Percentage of cash and cash equivalents which are denominated in RMB	90.70%	93.90%
Short term investments | Foreign currency risk | Denominated in RMB
Foreign currency risk
Short-term investments denominated in RMB	$ 94,721	$ 129,619